Interest Expense and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest costs [abstract]
Interest payable on long-term borrowings	$ 3,847	$ 2,047	$ 1,958
Bank charges	67	60	59
Amortization of debt discount	323	165	547
Operating lease liability interest	28	54	52
Other finance expenses	30	34	646
Gain from termination of lease liability	0	(40)	0
Amortization of gain of Loan modification	59	0	0
Total	$ 4,354	$ 2,320	$ 3,262